Goodwill and Finite-lived Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Impairment charges		$ 3,090,881
Impairment expense		6,100,000
Common Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Stock Issued During Period, Shares, Acquisitions	10,417
Marketing-Related Intangible Assets [Member]
Intangible Asset, Finite-Lived [Line Items]
Impairment charges		50,000.00
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Impairment charges		50,000.00
Developed Technology Rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Impairment charges		$ 3,000,000.0